Financial Instruments and Fair Value Measurements - Consolidated Balance Sheets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps, assets	$ 20,662	$ 996
Interest rate swaps, liabilities	97,797	148,940
Total derivatives assets	20,662	996
Total derivatives liabilities	97,797	148,940
Financial Instruments Current Assets
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps, assets	0	0
Financial Instruments Non Current Assets
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps, assets	20,662	996
Financial Instruments Current Liabilities
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps, liabilities	61,417	85,844
Financial Instruments Non Current Liabilities
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Interest rate swaps, liabilities	$ 36,380	$ 63,096